Share Repurchases (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 25, 2014
Equity, Class of Treasury Stock [Line Items]
Number of Shares	3,536,204	249,891
Average Price per Share	$ 14.96	$ 14.93
Repurchases of common stock	$ 53	$ 4	$ 62
Share Repurchase Program 2014
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount				$ 350
Stock repurchase program, remaining authorized repurchase amount	$ 160
Number of Shares	3,310,675	0
Average Price per Share	$ 14.93
Repurchases of common stock	$ 49	$ 0
Share Maintenance Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Number of Shares	34,691	0
Average Price per Share	$ 14.93
Repurchases of common stock	$ 1	$ 0
Withheld to cover shares
Equity, Class of Treasury Stock [Line Items]
Number of Shares	190,838	249,891
Average Price per Share	$ 15.57	$ 14.93
Repurchases of common stock	$ 3	$ 4